Project Summit - Additional Information (Details) - USD ($)	1 Months Ended	3 Months Ended			12 Months Ended			27 Months Ended
	Oct. 31, 2019	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2021
Restructuring Cost and Reserve [Line Items]
Restructuring Charges		$ 0	$ 39,811,000		$ 206,426,000	$ 194,396,000	$ 48,597,000	$ 449,419,000
Project Summit Costs
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	$ 450,000,000	$ 0	$ 39,811,000	$ 48,597,000	$ 206,426,000	$ 194,396,000